Payments, Details - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Ext. Method
#: 1
	$ 176	Royalties	CANADA	snj:CA-BC	Tribal Government [Member]	Granite Canada [Member]	Hard Rock [Member]	Open Pit
#: 2
	$ 7,571	Taxes	UNITED STATES		United States Federal Government [Member]